SHAREHOLDERS' EQUITY SHAREHOLDERS' EQUITY - Narrative (Details) number in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jul. 01, 2017 USD ($)	Jun. 30, 2018 USD ($) shares	Jul. 01, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accounts receivable securitization repayments, net	$ 0	$ 0	$ 0	$ (200)
Dividends reinvested in common shares			1	$ 1
Options granted (in shares) | shares				200,000.0
Proceeds from exercise of options			4	$ 3
Stock options exercised			$ 1	$ 1
Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement | shares			300,000	300,000
Employee Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)			0.2
Share-based payments			$ 1	$ 1